Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable, Current [Abstract]
Suppliers, repairers	$ 7,327	$ 8,561
Insurers, agents and brokers	163	358
Payables to charterers	762	368
Other creditors	800	299
Total	$ 9,052	$ 9,586